LEASES (Tables)	12 Months Ended
Dec. 31, 2025
Leases
SCHEDULE OF SUPPLEMENTAL CASH FLOW INFORMATION RELATED TO OPERATING LEASES

Supplemental cash flow information related to operating leases was as follows:

	Year Ended December 31,
	2025		2024	2023
Cash payments for operating leases	$476		$546	$537
Lease operating expenses	116	$	$355	$562
New operating lease assets obtained in exchange for operating lease liabilities	67	$	$1,734	$154

SCHEDULE OF FUTURE LEASE PAYMENTS UNDER OPERATING LEASES
Operating Leases
2026	443
2027	426
2028	407
2029	399
2030	100
Total future lease payments	1,775
Less imputed interest	(263)
Total lease liability balance	1,512